General Information (Policies)	6 Months Ended
Jun. 30, 2021
General Information [Abstract]
Financial Statements Presentation
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2020 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 5, 2021 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

The consolidated balance sheet as of December 31, 2020 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Discontinued Operations
Following the sale of all Company’s container vessels in 2020, the Company’s results of operations of the container vessels, as well as their assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying unaudited interim consolidated financial statements (Note 3). The comparative figures in these consolidated balance sheets and statements of operations have been adjusted on the basis of presenting separately the discontinued operations’ figures. For the statement of cash flows, the Company elected the alternative of combining cash flows from discontinued operations with cash flows from continuing operations within each cash flow statement category, and as such, no separate disclosure of cash flows from discontinued operations is presented in the statement of cash flows.